22. Leases (Details - Maturity of Lease Liabilities) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2021	$ 1,028
2022	673
2023	493
2024	437
2025	444
Thereafter	9,858
Total lease payments	12,933
Less: interest	(6,394)
Present value of lease payments	6,539
Operating lease liabilities, current	605	$ 426
Operating lease liabilities, noncurrent	$ 5,934	$ 1,500